Facility Operating Lease	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Disclosure Text Block [Abstract]
FACILITY OPERATING LEASE

NOTE 5 – FACILITY OPERATING LEASE

On April 1, 2021, the Company commenced an 5yr operating lease for a facility in Santa Barbara, California with total lease payments of $781,813. In addition to these lease payments, the Company is also responsible for its shares of common area operating expenses and electricity. Such expenses are considered variable costs and are not included in the measurement of the lease liability. The lease agreement also provides for the option to extend the lease for two additional sixty-month periods. The lease payments for these additional periods are not included in the lease liability amount presented on the balance sheet. The Company determined the lease constitutes a Right of Use (ROU) asset and has recorded the present value of the lease payments as an asset and liability. The value of the asset will be amortized on a straight-line basis over the 60 month period.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of September 30, 2021:

2022	$118,100
2023	$161,069
2024	$165,096
2025	$169,224
2026	$129,283
Total	$742,772
Less imputed interest	(12,802)
Total operating lease liability	729,970
Less: current portion	(153,164)
Lease liability, long term	$576,806

The lease term and the discount rate for the lease at September 30, 2021 is 4.5 years and 0.75%, respectively. The total lease payments were $31,593, and $0 for the three months ended September 30, 2021 and 2020, respectively. The variable costs for common area operating expenses and electricity were $56,803, and $0 for the three months ended September 30, 2021 and 2020, respectively.

Beginning April 1, 2021, the Company began subleasing a portion of their facility.  The sub-lease provides for base monthly rent of $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 plus common area operating and utility costs. During the three months ended September 30, 2021 the Company recognized $90,352 of rental income, including reimbursement of common area operating and utility costs.

NOTE 8 – FACILITY OPERATING LEASE

On April 1, 2021, the Company commenced an 5yr operating lease for a facility in Santa Barbara, California with total lease payments of $781,813. In addition to these lease payments, the Company is also responsible for its shares of common area operating expenses and electricity. Such expenses are considered variable costs and are not included in the measurement of the lease liability. The lease agreement also provides for the option to extend the lease for two additional sixty-month periods. The lease payments for these additional periods are not included in the lease liability amount presented on the balance sheet. The Company determined the lease constitutes a Right of Use (ROU) asset and has recorded the present value of the lease payments as an asset and liability. The value of the asset will be amortized on a straight-line basis over the 60 month period.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2021:

2022	$157,141
2023	$161,069
2024	$165,096
2025	$169,224
2026	$129,283
Total	$781,813
Less imputed interest	(14,217)
Total operating lease liability	767,596
Less: current portion	(157,141)
Lease liability, long term	$610,455

The lease term and the discount rate for the lease at June 30, 2021 is 4.75 years and 0.75%, respectively. The total operating lease costs was $39,090, $0 and $0 for the six months ended June 30, 2021, the year ended December 31, 2020 and the period from February 28, 2019 through December 31, 2019, respectively. The variable costs for common area operating expenses and electricity was $30,783, $0 and $0 for the six months ended June 30, 2021, the year ended December 31, 2020 and the period from February 28, 2019 through December 31, 2019, respectively.

Beginning April 1, 2021, the Company began subleasing a portion of their new office space in Goleta, California with Calient Technologies for 27 Castilian Drive, Goleta, CA. The lease provides for base monthly rent of approximately $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 on a month-to-month basis plus common area and operating expenses. During the six months ended June 30, 2021, the Company recognized $84,743 of rent income, including reimbursement of common area and operating expenses.